Non-renewal of Customer Contract and Buyout Notice from Significant Customer (Details Narrative) $ in Thousands	12 Months Ended
Mar. 31, 2025 USD ($)
Non-renewal Of Customer Contract And Buyout Notice From Significant Customer
Revenue loss	$ 11,500
Buy-out revenue	$ 3,009